Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2014
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2014
Prospectus Date	rr_ProspectusDate	Jun. 05, 2014
Catalyst Strategic Insider Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST STRATEGIC INSIDER FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 277% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	277.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in medium capitalization stocks. The Fund seeks to invest in companies that have exhibited recent insider buying by corporate executives or directors and have the potential to earn high returns on invested capital while still generating a strong earnings yield. The Fund will also write covered call options on the long equity positions or equity indexes.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders know more about the prospects of the company they run than anybody else.

The Fund also employs a quantitative methodology and qualitative research process. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value. The research includes an analysis of corporate insider trading activity. These stocks are purchased by the Fund as long positions.

The Fund may also purchase put options on equity indexes or stocks that have exhibited recent insider selling by corporate executives or directors or are lower ranked from the quantitative process that the Advisor believes are unattractive and likely to underperform

Stocks are subsequently removed from the portfolio if corporate insiders start selling the stock or if the stock reaches the Advisor’s estimate of fair market value. Stocks sold short are repurchased when the Advisor believes the stock may no longer underperform.

To secure the Fund's obligation to cover its short positions on options, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Strategic Insider Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Strategic Insider Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Strategic Insider Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Strategic Insider Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 13.22% (quarter ended September 30, 2012), and the lowest return for a quarter was (9.92%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 3.64%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst Strategic Insider Fund | IQ Hedged Long Short Beta Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	19.24%
Catalyst Strategic Insider Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STVAX
Annual Return 2011	rr_AnnualReturn2011	1.62%
Annual Return 2012	rr_AnnualReturn2012	13.28%
Annual Return 2013	rr_AnnualReturn2013	16.53%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2010
Catalyst Strategic Insider Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Catalyst Strategic Insider Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Catalyst Strategic Insider Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,853
Catalyst Insider Buying Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST INSIDER BUYING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures..

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended March 31, 2013), and the lowest return for a quarter was (5.54%) (quarter ended June 30, 2012).  The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 4.24%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst Insider Buying Fund | S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	17.44%
Catalyst Insider Buying Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INSAX
Annual Return 2012	rr_AnnualReturn2012	16.98%
Annual Return 2013	rr_AnnualReturn2013	38.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.27%
Since Inception	rr_AverageAnnualReturnSinceInception	18.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Catalyst Insider Buying Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.61%
Since Inception	rr_AverageAnnualReturnSinceInception	16.89%
Catalyst Insider Buying Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.14%
Since Inception	rr_AverageAnnualReturnSinceInception	13.83%
Catalyst Insider Buying Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[1],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Catalyst Insider Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST INSIDER LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 253% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	253.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks and options of U.S. companies.  The Fund will take long positions in stocks that are experiencing significant insider buying and take counteracting short positions, primarily through selling stocks short and buying put options, in those companies that are experiencing insider selling or no insider buying. The Fund may invest in companies of any market capitalization, including smaller-sized companies.

The Advisor uses public information on insider buying and selling activity for its investment decisions. The Advisor’s research and quantitative back testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long term capital appreciation with low volatility and low correlation to the general equity markets.

The Fund’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for long and short positions. Long positions are sold and short positions are covered (bought back) when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Insider Long/Short Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Insider Long/Short Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 4.84% (quarter ended March 31, 2013), and the lowest return for a quarter was (4.43%) (quarter ended December 31, 2013). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 9.66%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst Insider Long/Short Fund | IQ Hedged Long Short Beta Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%
Catalyst Insider Long/Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIAAX
Annual Return 2013	rr_AnnualReturn2013	(2.07%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Catalyst Insider Long/Short Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.96%)
Catalyst Insider Long/Short Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.45%)
Catalyst Insider Long/Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.96%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,301
Catalyst/MAP Global Total Return Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return, which consists of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Global TRI Fund invests primarily in a broad range of domestic and international, including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.  The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Junk Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock or bond market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended September 30, 2012), and the lowest return for a quarter was (2.41%) (quarter ended June 30, 2012). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 1.75%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst/MAP Global Total Return Income Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Catalyst/MAP Global Total Return Income Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.03%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[7]
Catalyst/MAP Global Total Return Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRXAX
Annual Return 2012	rr_AnnualReturn2012	12.08%
Annual Return 2013	rr_AnnualReturn2013	10.46%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Catalyst/MAP Global Total Return Income Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Catalyst/MAP Global Total Return Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Catalyst/MAP Global Total Return Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRXIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,012
Catalyst/MAP Global Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of U.S. and foreign issuers, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may invest in companies of any market capitalization. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, a majority of the Fund’s investments will be in securities of issuers domiciled outside of the United States.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Appreciation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Appreciation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 11.14% (quarter ended September 30, 2013), and the lowest return for a quarter was (3.84%) (quarter ended June 30, 2012). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 4.01%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst/MAP Global Capital Appreciation Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Catalyst/MAP Global Capital Appreciation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAXAX
Annual Return 2012	rr_AnnualReturn2012	18.10%
Annual Return 2013	rr_AnnualReturn2013	16.80%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Catalyst/MAP Global Capital Appreciation Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Catalyst/MAP Global Capital Appreciation Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Catalyst/MAP Global Capital Appreciation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAXIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	519
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
Catalyst/Lyons Hedged Premium Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/LYONS HEDGED PREMIUM RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation and income with low volatility and low correlation to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  Because the Fund has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing in common stocks of U.S. companies and using options to generate premium income and seeks to hedge against a portion of the downside risk. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but invests primarily in medium and large capitalization stocks. The Fund may purchase such stocks. It may also purchase or sell both put options and call options on such stocks in an effort to generate premium income, hedge against downside risk and/or dollar-cost average into a position over time.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of return on invested capital, earnings yield and free cash flow measures. Return on invested capital is the company's earnings as a percentage of the company's total assets. Earnings yield is the company's earnings per share as a percentage of the stock price. Free cash flow is operating cash flow less capital expenditures. This methodology generally results in a selection of profitable companies with relatively low price-to-earnings (P/E) ratios.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio managers believe have the best opportunity to maintain their financial performance and increase in value. Allocations for each of these stocks are then developed. A portion of each allocation may be used to purchase the stock as a long position. The balance of the allocation may be used as collateral against the sale of short-dated put options on stocks meeting the Fund’s investment criteria to generate premium. As these puts expire, new short-dated put options will be sold (written) to generate additional premium. In the cases where sold puts are exercised, the Fund is forced to purchase a stock already being accumulated, and in most cases at a lower cost basis. In the event any put positions are converted through assignment into long stock positions, the Fund may purchase put options on the stock as a hedge against downside price risk.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.   Updated performance information will be available at no cost by calling 1-866-447-4228.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Catalyst/Lyons Hedged Premium Return Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLFPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/LYONS TACTICAL ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve total return, which consists of long-term capital appreciation and current income, with low volatility and low correlation to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the period July 2, 2012 (commencement of operations) through to the fiscal year ended June 30, 2013 was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by tactically allocating and re-balancing its portfolio among domestic equity and fixed income securities. The Fund's sub-advisor uses a proprietary quantitative tactical allocation model to evaluate the relative attractiveness of equity and fixed income market sectors. This model uses a combination of price momentum, current price relative to long-term moving averages, relative strength of price trend and other price history-based inputs to generate buy and sell signals.  The model signals increasing equity allocation during sustained rallies and signals increasing fixed income allocation, when weaker equity markets are anticipated.

The allocation of the Fund's investments are expected to track the sub-advisor's tactical allocation model.  Asset allocation is evaluated and rebalanced on a monthly basis based on the sub-advisor’s tactical allocation model.  The tactical allocation strategy is designed to signal avoiding equity investments during periods in which equities are expected to significantly underperform fixed income investments. When the model's inputs reach certain thresholds, the model will signal a complete move either out of stocks and into fixed income securities or out of fixed income securities and into stocks, as appropriate.

The model's default state (i.e., when equities are not expected to significantly underperform fixed income investments) is to allocate assets to equities.  To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital.  Stocks are sold either when indicated by the stock selection model or when the risk model signals a move out of stocks and into fixed income securities.

When the tactical allocation model signals a move from stocks to fixed income securities, all equity allocations are sold and equal-weight allocations are made to fixed income securities.  These fixed income positions are sold when the risk model signals a move out of fixed income securities and into stocks.

The Fund may invest in common stock of companies of any market capitalization, but has a concentration in medium and large capitalization companies.  Likewise, the Fund may invest in domestic investment-grade fixed income securities of any duration but will be invested primarily in short-term and intermediate-term U.S. Treasury obligations.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Tactical Allocation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class A shares are not available through this prospectus.  Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Tactical Allocation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 13.05% (quarter ended December 31, 2013), and the lowest return for a quarter was 5.12% (quarter ended June 30, 2013). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 0.86%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	5.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst/Lyons Tactical Allocation Fund | S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	22.47%
Catalyst/Lyons Tactical Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLTAX
Annual Return 2013	rr_AnnualReturn2013	38.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.47%
Since Inception	rr_AverageAnnualReturnSinceInception	24.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
Catalyst/Lyons Tactical Allocation Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.36%
Since Inception	rr_AverageAnnualReturnSinceInception	22.54%
Catalyst/Lyons Tactical Allocation Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%
Catalyst/Lyons Tactical Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Catalyst/CP Core Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/CP CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2013 was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities defined as common stocks, REITs and ADRs. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments.  The Fund’s investment strategy focuses on individual stock selection taking into consideration the stock’s industry group.  Using quantitative measures established by the Sub-Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities.

The Fund believes that the whole market approach provides one main advantage: it allows a shareholder to participate in all major areas of the U.S. equity market in a single fund, including companies of all sizes with both growth and value characteristics.  In so doing, the Fund uses a proprietary, disciplined and quantitative process so that more stocks can be analyzed on a weekly basis more objectively than by following a more traditional, labor intensive investment process.  The Sub-Advisor uses this process to continually analyze equity securities across various industries as candidates for purchase by the Fund.  From the universe of stocks, the Sub-Advisor employs a proprietary analysis based on stock and industry strength, volatility and other factors to select particular stocks to buy, sell or hold.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.   The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Core Equity Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class A shares are not available through this prospectus. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Core Equity Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended December 31, 2013), and the lowest return for a quarter was (1.48%) (quarter ended June 30, 2012). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 5.53%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst/CP Core Equity Fund | S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	21.89%
Catalyst/CP Core Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CPEAX
Annual Return 2012	rr_AnnualReturn2012	12.62%
Annual Return 2013	rr_AnnualReturn2013	36.87%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.05%
Since Inception	rr_AverageAnnualReturnSinceInception	20.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2011
Catalyst/CP Core Equity Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%
Since Inception	rr_AverageAnnualReturnSinceInception	18.94%
Catalyst/CP Core Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.44%
Since Inception	rr_AverageAnnualReturnSinceInception	15.64%
Catalyst/CP Core Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CPEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,571

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.30% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.
[4]	Other Expenses have been restated to reflect the Fund's current expenses.
[5]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.25% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include an additional voluntary fee waiver not reflected in the table above.
[6]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.25% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include an additional voluntary fee waiver not reflected in the table above.
[7]	Represents a 50%/50% blend of the MSCI AWCI Index and the BofA Merrill Lynch A-AAA 1-3 yr US Corp Index.
[8]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.25% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.
[9]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.25% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.
[10]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.10% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.